ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other current liabilities

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Accrued marketing expansion expenses (1)	2,000,725	1,927,232
Accrued payroll and social insurance	1,068,421	808,054
Taxes payable	80,132	23,388
Other accrued expenses (2)	434,179	740,904
Contract liabilities	—	150,426
Total accrued expenses and other current liabilities	3,583,457	3,650,004

(1)	Accrued marketing expansion expenses as of December 31, 2025 and June 30, 2026 primarily related to expenses incurred for expanding into markets including North America, Singapore, and Taiwan, China.

(2)	Other accrued expenses as of December 31, 2025 and June 30, 2026 mainly included accrue refund liability, payable rental fees, legal fees and expenses paid by employees on behalf of the company, such as travel expenses, payable miscellaneous expenses such as utilities and office expenses for daily operations.